SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE BASED COMPENSATION [Abstract]
Schedule of assumptions used to estimate the fair value of the options

	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2015	1.36-1.76%	3.2 years	140.01-146.02%	0%
Granted in 2016	1.00-1.52%	3.2 years	119.83-146.29%	0%
Granted in 2017	1.93-2.00%	3.2 years	103.04-109.89%	0%

Summary of the option activity
	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2015	7,401,800	0.74	2.00	-
Granted	1,150,000	0.74	-	-
Exercised	(843,000)	0.74	-	-
Forfeited	(1,761,800)	0.74	-	-
Outstanding on December 31, 2015	5,947,000	0.74	2.14	685,055
Granted	825,000	0.74	-	-
Exercised	-	-	-	-
Forfeited	(687,000)	0.74	-	-
Outstanding on December 31, 2016	6,085,000	0.74	1.75	-
Granted	1,550,000	0.64	3.50	-
Exercised	-	-
Forfeited	(1,470,000)	0.74	-	-
Outstanding on December 31, 2017	6,165,000	0.71	1.64	-
Vested or expected to vest at December 31, 2017	6,092,175	0.71	1.62	-
Exercisable at December 31, 2017	3,785,000	0.74	0.73	-

Schedule of summary of the RSUs
	Number of shares	Weighted Average Grant Date Fair Value
RSUs
Unvested on January 1, 2015	750,000	2.72
Vested	(200,000)	2.72
Forfeited	(412,500)	2.72
Unvested on December 31, 2015	137,500	1.36
Granted	280,000	0.63
Vested	(137,500)	1.36
Unvested on December 31, 2016	280,000	0.63
Granted	-	-
Vested	(140,000)	0.63
Unvested on December 31, 2017	140,000	0.63